Schedule of consolidated financial statements the related party transactions (Details) - Alps Life Science Inc [Member] - USD ($)		6 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Director [Member]
IfrsStatementLineItems [Line Items]
Agent commission				$ 45,590	$ 18,102
Consultancy fee					51,663
Patent License Agreement	[1]				707,028
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Agent commission		$ 39,392	$ 142,809	196,531	120,189
Management fee income		$ 6,948	$ 7,111	$ 13,534	$ 12,916

[1]	During the financial year ended 31 March 2024, the Company entered into a Patent License Agreement with a director of the Company, wherein the director shall grant to the Company an exclusive, royalty-free and non-transferable right and license all the patents stated in the agreement.